Contents of Significant Accounts - Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred income tax assets have been recognized	$ 4,965	$ 7,141
Creditable ratio	10.61%
Taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries	$ 9,869	$ 9,289